Statement of cash flows - AUD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Receipts from customers (inclusive of GST)	$ 0	$ 0
Payments to suppliers and employees (inclusive of GST)	(6,295,615)	(8,806,148)
Interest paid	(39,257)	0
Net cash used in operating activities	(6,334,872)	(8,806,148)
Cash flows from financing activities
Proceeds from issue of shares (net of costs)	1,327,468	5,850,869
Proceeds from borrowings	776,670	0
Repayment of borrowings	(371,802)	0
Proceeds from issue of equity and pre-funded warrants	3,020,315	0
Net cash from financing activities	4,752,651	5,850,869
Net decrease in cash and cash equivalents	(1,582,221)	(2,955,279)
Cash and cash equivalents at the beginning of the financial half-year	5,241,197	7,361,112
Effects of exchange rate changes on cash and cash equivalents	(96,374)	(15,310)
Cash and cash equivalents at the end of the financial half-year	$ 3,562,602	$ 4,390,523